J.P. Morgan Mortgage Trust 2023-8 ABS-15G

Exhibit 99.18

Loan Number	Seller Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
302889984	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score is 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
302960856	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - LTV-

The LTV does not meet the minimum program eligibility guidelines. Per Lender's guides the maximum LTV for a First Time Home Buyer is 80%. The LTV is XXXX%

Response 1 (XX/XX/XXXX XX:XXPM)
The loan was reviewed to 911 Non-Conforming Jumbo K guides, which do not allow first time homebuyers. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Please clarify the specific program overlays utilized. Provide entire matrix if not in Reviewer's possession. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Guidelines provided indicate first time homebuyers are not eligible. The borrower is a first time homebuyer. (Upheld)

Response 4 (XX/XX/XXXX XX:XXAM)
A review by senior management of the guidelines for subject loan only reflects restrictions for first time homebuyers on investment properties and subject is owner occupied. (Resolved)

(Clear) Program Parameters - CLTV-

The subject loan does not meet Program Parameters for CLTV. Per Lender's guides the maximum CLTV for a First Time Home Buyer is 80%. The CLTV is XXXX%

Response 1 (XX/XX/XXXX XX:XXPM)
The loan was reviewed to 911 Non-Conforming Jumbo K guides, which do not allow first time homebuyers. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Please clarify the specific program overlays utilized. Provide entire matrix if not in Reviewer's possession. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Guidelines provided indicate first time homebuyers are not eligible. The borrower is a first time homebuyer. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
A review by senior management of the guidelines for subject loan only reflects restrictions for first time homebuyers on investment properties and subject is owner occupied. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
303214828	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Discount Points, Commitment, Processing, Appraisal, Credit Report, Flood Certification, and Tax Services Fees. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Title and Recording Fees. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - CD - $35 Tolerance Threshold/Rescindable-

Additional finding required. The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of XXXX, which is less than the system calculated Finance Charge of XXXX. The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation: Points XXXX, CPL XXXX, Commitment XXXX, Flood Cert XXXX, Prepaid Interest XXXX, Processing XXXX, Settlement XXXX, Tax Service XXXX, Courier XXXX. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(h)(2)(i)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE, PCCD and Proof of delivery have been provided. A copy of the refund check is required. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
302964211	XXXX	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: PUD Rider. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The PUD rider has not been provided as reuiqred. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by Appendix Q.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the co-applicant or were not properly retained in the file. The borrower provided a WVOE; however, pay stubs are not contained in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

W2's missing from the loan file. The co-borrower provided a WVOE; however, per Lender's guides the co-borrower is required to provide W2s.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 5 Calendar Days of the Note Date. The VVOE in file is dated XX/XX/XXXX and XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Investor response reviewed and although the client guides require within 5 days the investor allows 10 business days prior to close for VVOE. This is a non-material finding. (Waived)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
DD Response. Investor response reviewed and although the client guides require within 5 days the investor allows 10 business days prior to close for VVOE. This is a non-material finding. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Fannie Mae CU Score reflects a score of XXX.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
302821968	XXXX	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fees where 'compensation to' reflects either 'Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on Appraisal Fee and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Appraisal is in the file. Fannie Mae's Collateral Underwriting score is XXX.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
303955733	XXXX	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
303955731	XXXX	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: credit report. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA dated XX/XX/XXXX supports appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
303955749	XXXX	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption - This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 7.120%.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A